Offerings	Apr. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	10,638,790
Proposed Maximum Offering Price per Unit	1.02
Maximum Aggregate Offering Price	$ 10,851,565.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,498.60
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock"), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Consists of (i) 8,438,790 shares of Common Stock and (ii) 2,200,000 shares of Common Stock issuable upon the exercise of pre-funded warrants of the Registrant. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based upon the average of the high and low sales price of the Common Stock of $1.02 as reported on the Nasdaq Capital Market on April 14, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Milestone Warrants issued to Insiders
Amount Registered | shares	114,210
Proposed Maximum Offering Price per Unit	1.9326
Maximum Aggregate Offering Price	$ 220,722.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 30.48
Offering Note	Represents shares of Common Stock issuable upon the exercise of revenue milestone warrants (the "Milestone Warrants") issued to certain directors, officers, or employees of the Registrant with an exercise price of $1.9326 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Milestone Warrants issued to Non-Affiliated Institutional Investors
Amount Registered | shares	5,205,182
Proposed Maximum Offering Price per Unit	1.751
Maximum Aggregate Offering Price	$ 9,114,273.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,258.68
Offering Note	Represents shares of Common Stock issuable upon the exercise of Milestone Warrants issued to non-affiliated institutional investors with an exercise price of $1.751 per share.